Finance Costs (Details) - Schedule of Finance Costs - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Finance Costs [Abstract]
Interest expenses on bank borrowings	$ 5,187